Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Finance Income and Expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Finance Income and Expenses [Abstract]
Finance income from remeasurement of warrant liabilities	€ 13,794	€ 24,909
Foreign currency gains	2,956	13,833
Income from other interest and similar income	1	1
Finance income	16,751	38,743
Finance expense from remeasurement of warrant liabilities	(28,898)	(122)
Interest expense from shareholder loans	(786)	(19,332)
Interest expense from convertible note		(1,633)
Foreign currency losses	(3,006)	(2,450)
Interest expense from leasing	(73)	(71)
Interest expense from guarantee commissions		(5)
Other interest expense
Finance expenses	(32,763)	(23,613)
Net finance result	€ (16,012)	€ 15,130